Supplement dated December 1, 2018
To
Davis Opportunity Fund
Davis Financial Fund
Davis Appreciation & Income Fund
Davis Real Estate Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Portfolios of Davis Series, Inc.
Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2018
As of December 1, 2018, the mailing addresses for Davis Funds are:
Regular mail:	Express shipping:
Davis Funds	Davis Funds
PO Box 219197	430 W 7th Street Suite 219197
Kansas City, MO 64121-9197	Kansas City, MO 64105-1407